Cover	Oct. 19, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2020
Entity File Number	001-38296
Entity Registrant Name	LEGACY ACQUISITION CORP.
Entity Central Index Key	0001698113
Entity Tax Identification Number	81-3674868
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1308 Race Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(513)
Local Phone Number	618-7161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one Warrant to purchase one-half of one share of Class A common stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one Warrant to purchase one-half of one share of Class A common stock
Trading Symbol	LGC.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	LGC
Security Exchange Name	NYSE
Warrants, exercisable for one-half of one share of Class A common stock for $5.75 per half share, or $11.50 per whole share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants, exercisable for one-half of one share of Class A common stock for $5.75 per half share, or $11.50 per whole share
Trading Symbol	LGC.WS
Security Exchange Name	NYSE